Long-term Debt, Summary (Details) - USD ($) $ in Millions	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 212,950		$ 228,191
Long-Term Debt Textual [Abstract]
Trust preferred securities exchanged for junior debt	704		2,100
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Senior notes	15,083		60,015
Subordinated notes	5,775		5,374
Junior subordinated notes	375		363
Long-term debt	27,130		72,524
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior notes	7,644		9,364
Subordinated notes	5,775		5,374
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior notes	3,747		10,617
Junior subordinated notes	375		363
Wells Fargo Bank, National Association and other bank entities [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Senior notes	2,841		5,097
Wells Fargo Bank, National Association and other bank entities [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior notes	792		1,914
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Senior notes	31		41
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate advances - FHLB [Member]
Debt Instrument [Line Items]
Senior notes	0		32,950
Wells Fargo Bank, National Association and other bank entities [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Senior notes	28		32
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 5,694		6,185
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.24%
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	9.20%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 15,083
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	2.60%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.63%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.00%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.89%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	2.08%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	2.90%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.83%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.50%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.69%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	17.78%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,775
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.25%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.74%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 375
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.79%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.89%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Senior notes	$ 3,576		2,856
Long-term debt	3,608		2,888
Other Consolidated Subsidiaries [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior notes	1,390		1,352
Other Consolidated Subsidiaries [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior notes	2,186		1,503
Other Consolidated Subsidiaries [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Senior notes	0		1
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 32		32
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.71%
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.71%
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,576
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.04%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.46%
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Senior notes	$ 150,626		123,838
Subordinated notes	29,874		27,195
Junior subordinated notes	1,712		1,746
Long-term debt	182,212		152,779
Wells Fargo & Company [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior notes	84,892		86,618
Subordinated notes	29,874		27,195
Junior subordinated notes	1,382		1,428
Wells Fargo & Company [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior notes	13,736		16,800
Junior subordinated notes	330		318
Wells Fargo & Company [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Senior notes	43,917		12,030
Wells Fargo & Company [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior notes	8,081		8,390
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 150,626
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.38%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.00%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.57%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.34%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.01%
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 29,874
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt instrument, unamortized discount	126		128
Debt issuance costs, gross	$ 2		2
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.45%
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,712
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.74%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.24%
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 0		17
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 203		570
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.31%
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.32%
VIEs that we do not consolidate [Member]
Debt Instrument [Line Items]
Junior subordinated notes		$ 1,400
Affiliate entity [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt issuance costs, gross	$ 384		$ 281